Loss Per Share	9 Months Ended
Sep. 30, 2019
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Loss Per Share
19.	LOSS PER SHARE

	For the nine months ended September 30
	2018	2019
Basic and diluted loss per share	$(0.21)	$(0.11)

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the nine months ended September 30
	2018	2019
Loss used in the computation of basic and diluted loss per share	$(30,993,757)	$(17,460,159)

Weighted-average number of ordinary shares in the computation of basic and diluted loss per share	146,197,511	160,248,940

If the outstanding employee share options issued by the Company are converted to ordinary shares, they are anti-dilutive and excluded from the computation of diluted earnings per share. Potential ordinary shares arising from the aforementioned anti-dilutive outstanding employee share options are 13,054,522 and 11,004,802 shares for the nine months ended 2018 and 2019, respectively
.